NOTES PAYABLE (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
NOTES PAYABLE	8. NOTES PAYABLE

In December 2010, the Company converted an outstanding account payable in the amount of $94,500 to a note payable.  The note paid interest at a rate of 5.25% per annum and was due on July 1, 2011.  Interest only payments were due on the first of each month. This note was paid off in July 2011.  See Note 17.

On March 3, 2011, the Company issued certain notes to borrow $26,000.  The notes accrued interest at a rate of 5%.  The face amount of the notes together with the accrued interest was due on the earlier of 90 days or when the Company raised $5 million through the sale of equity securities. These notes were paid off on April 03, 2011.

On March 17, 2011, the Company issued a note to borrow $121,433.  The note accrued interest at a rate of 10% per annum.  The face amount of the note together with the accrued interest was due on the earlier of six months or when the Company raised $5 million through the sale of equity securities. This note was paid off on April 14, 2011.